Issued Capital and Reserves	9 Months Ended
Sep. 30, 2022
Issued Capital and Reserves
Issued Capital and Reserves

4. Issued Capital and Reserves

According to the Company’s articles of association, the Company’s authorized shares are divided into 386,250,000 common shares and 386,250,000 preferred shares, each having a nominal value of EUR 0.12.

As of September 30, 2022, no preferred shares had been issued and all issued common shares issued and outstanding were fully paid.

All payments received from shareholders in excess of the nominal value of the shares issued and net of transaction costs are recognized in capital reserves. Capital reserves also consists of recognition of share-based payments and the equity components of convertible loans. The Company may only make distributions, whether a distribution of profits or of freely distributable reserves, to shareholders to the extent shareholders’ equity exceeds the sum of the paid-in and called-up share capital plus any reserves required by Dutch law or by the Company’s articles of association.

In September 2021, the Company entered into a sales agreement, the Open Sale Agreement, with Jefferies LLC and SVB Leerink LLC, as sales agents, to establish an at-the-market (ATM) offering program, pursuant to which it may sell, from time to time, ordinary shares for aggregate gross proceeds of up to $600.0 million. As of September 30, 2022, 2,288,055 shares were issued under the ATM program, raising $31.7 million in net proceeds, after deducting $1.0 million in transaction costs; related offering expenses were recorded against the proceeds in equity. Following these issuances, the remaining value authorized for sale under the at-the-market program as of September 30, 2022 amounts to $567.3 million.

The number of shares issued and outstanding developed as follows:

Common shares issued and outstanding at December 31, 2021	187,120,728
Share option exercises between Jan and March 2022	78,732
Treasury shares	(78,732)
Common shares issued and outstanding at March 31, 2022	187,120,728
At-the-market offering program issuances	340,015
Share issuances for exercises between Apr to June 2022	6,211
Share option exercises between Apr and June 2022	39,418
Treasury shares	(39,418)
Common shares issued and outstanding at June 30, 2022	187,466,954
At-the-market offering program issuances	1,948,040
Share issuances for exercises between July to Sept 2022	9,746
Share issuances to former shareholders of Frame Pharmaceuticals	858,496
Common shares issued and outstanding at September 30, 2022	190,283,236